Selected Quarterly Financial Data - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 Executive compensation [Member]	Jan. 28, 2012 Executive compensation [Member]	Jan. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 U.S. [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]
Schedule Of Quarterly Financial Data [Line Items]
Non-cash compensation charge				$ 116,183,000	$ 1,557,000	$ 1,119,000										$ 92,000,000	$ 92,000,000	$ 23,100,000	$ 23,100,000
Management fee	7,000,000
Selling, general and administrative expenses				505,485,000	329,506,000	274,836,000						2,200,000	2,200,000	1,300,000	1,300,000
Increased in tariff obligations	3,300,000
Cumulative profitability position				3 years
Net changes in deferred tax assets and liabilities				(6,000)	(11,133,000)	3,467,000					57,200,000
Payment for legal and other professional fees		2,800,000	2,000,000	4,800,000
Capital contribution							$ 6,400,000		$ 6,350,000